2. Investment Securities (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Investment Securities Details 1Abstract
Book value of available for sale securities, pledged as collateral for repurchase agreements	$ 40,186,557	$ 38,797,609
Fair value of available for sale securities, pledged as collateral for repurchase agreements	$ 39,366,831	$ 38,450,653